Trade Receivables, Other Receivables and Prepayments - Schedule of the Aging Analysis of Trade Receivables (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of the Aging Analysis of Trade Receivables [line items]
Total trade receivables	$ 3,781,382	$ 4,655,951
Less than 90 days [Member]
Schedule of the Aging Analysis of Trade Receivables [line items]
Total trade receivables	1,958,709	2,589,404
90-180 days [Member]
Schedule of the Aging Analysis of Trade Receivables [line items]
Total trade receivables	388,897	1,408,516
180-365 days [Member]
Schedule of the Aging Analysis of Trade Receivables [line items]
Total trade receivables	1,331,944	658,031
>365 days [Member]
Schedule of the Aging Analysis of Trade Receivables [line items]
Total trade receivables	$ 101,832